Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per Share	Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the effects of dilutive potential shares (originated by the Company’s share-based payment program).

	2024				2023					2022
	Per Series		Per Series		Per Series		Per Series		Per Series		Per Series
	“B” Shares		“D” Shares		“B” Shares		“D” Shares		“B” Shares		“D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,194.62		8,437.51		9,239.73		8,617.94		9,241.72		8,625.92
Effect of dilution associated with non-vested shares for share based payment plans		6.94		27.75		6.69		26.78		4.70		18.79
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,201.56		8,465.26		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 23.1)		100%		125%		100%		125%		100%		125%
Weighted average number of shares further adjusted to reflect dividend rights		9,201.56		10,581.57		9,246.42		10,805.89		9,246.42		10,805.89
Basic earnings per share from continuing operations		1.34		1.70		1.67		2.09		1.12		1.40
Diluted earnings per share from continuing operations		1.33		1.69		1.67		2.09		1.12		1.40
Basic earnings per share from discontinued operations		0.01		0.01		1.61		2.02		0.07		0.09
Diluted earnings per share from discontinued operations		0.01		0.01		1.61		2.01		0.07		0.09
Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%
Net controlling interest income allocated from continuing operations	Ps.	12,275	Ps.	14,345	Ps.	15,425	Ps.	18,026	Ps.	10,369	Ps.	12,117
Net controlling interest income allocated from discontinued operations	Ps.	53	Ps.	62	Ps.	14,865	Ps.	17,373	Ps.	656	Ps.	767